Earning Per Share (Details) - Schedule of Computation of Basic and Diluted Net Loss Per Share (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Computation of Basic and Diluted Net Loss Per Share [Abstract]
Weighted average number of ordinary shares used in computing diluted net loss per share	1,202,110,110	815,746,293
Diluted net loss per share	$ 0.00	$ 0.00